Ordinary Shares (Details) - Common Class A [Member] - USD ($)	1 Months Ended
	Feb. 28, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 19, 2019
Ordinary Shares (Textual)
Ordinary shares, issued		7,950,986	6,597,362
Ordinary shares, outstanding		7,950,986	6,597,362
Purchase Agreement [Member]
Ordinary Shares (Textual)
Shares issued	1,351,350
Gross proceeds	$ 10,000,000
Offering costs	$ 1,000,000
Warrant Holders [Member]
Ordinary Shares (Textual)
Shares issued				60,093
Warrants issued to investors	1,351,350
Issuance at an exercise price	$ 7.40
Warrant Holders [Member] | Placement Agent [Member]
Ordinary Shares (Textual)
Warrants issued to placement agent	43,243
Issuance at an exercise price	$ 8.88